Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	$ 517	$ 485	$ 477
Additions based on tax positions related to the current year	74	74	70
Additions for tax positions of prior years	4	25	1
Reductions for tax positions of prior years	0	0	(3)
Reductions due to statute of limitations	(77)	(67)	(60)
December 31 Balance	$ 518	$ 517	$ 485